OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities

	As at December 31, 2017	As at December 31, 2016
Provision for environmental rehabilitation (note 27b)	$152	$67
Derivative liabilities (note 25f)	30	50
Deposit on Pueblo Viejo gold and silver streaming agreement	85	77
Share-based payments (note 34b)	17	53
Deposit on Pascua-Lama silver sale agreement	7	26
Other	40	36
	$331	$309